Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-Intermediate Bond Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	5.53%	4.82%	5.54%	(4.43%)	(0.72%)	3.97%	4.16%	1.00%	1.99%	1.89%
Income Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	7.08%	1.86%	5.97%	(13.16%)	(1.51%)	7.05%	8.18%	0.01%	3.85%	2.79%
Tributary Nebraska Tax-Free Fund | Institutional Plus Class
Prospectus [Line Items]
Annual Return [Percent]	5.25%	0.47%	4.40%	(6.26%)	(0.13%)	4.53%	5.50%	1.29%	3.31%	(0.20%)
Balanced Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	10.28%	14.00%	17.56%	(15.05%)	16.34%	12.65%	21.69%	(2.10%)	13.95%	3.64%
Tributary Small/Mid Cap Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	(5.46%)	9.74%	15.32%	(13.71%)	33.09%	12.38%
Small Company Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	(3.73%)	9.39%	16.83%	(12.87%)	32.31%	1.21%	23.17%	(10.74%)	8.49%	24.93%